Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
National Corporate Tax	28.00%	30.00%	30.00%
Corporate Inhabitant Tax	5.00%	6.00%	6.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax	8.00%	8.00%	8.00%
Statutory income tax rate	38.10%	40.80%	40.80%
Actual effective income tax rate	40.10%	45.90%	40.40%
Decrease in net deferred tax assets due to expected tax rate changes	¥ 36,454
Future taxable income	88,927
Increase in valuation allowance	17,478	8,342	1,081
Consumption Tax Rate	5.00%
Tax rate for April 1, 2015 and thereafter
Income Taxes [Line Items]
Statutory income tax rate	35.80%
Tax rate for April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate	38.10%
New Corporate Tax Law
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes	¥ 36,582